CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 23,443	$ 17,927
Interest-bearing due from banks	31,953	38,594
Federal funds sold	15,000	16,500
Total cash and cash equivalents	70,396	73,021
Securities
Available-for-sale (amortized cost $339,971 and $309,356, respectively)	345,718	314,270
Held-to-maturity (fair market value $33,420 and $37,275, respectively)	31,755	35,214
Total securities	377,473	349,484
Loans, net of deferred fees	567,159	517,802
Allowance for loan and lease losses	(8,809)	(9,200)
Net loans	558,350	508,602
Bank premises and equipment, net	26,417	25,537
Other real estate owned	5,678	8,827
Bank-owned life insurance	25,112	23,621
Goodwill	9,018	9,018
Other assets	17,919	19,698
TOTAL ASSETS	1,090,363	1,017,808
Deposits
Noninterest-bearing	169,136	144,003
Interest- bearing	763,713	712,427
Total deposits	932,849	856,430
Securities sold under agreements to repurchase	17,068	16,347
Accounts payable and accrued liabilities	15,755	15,782
Federal Home Loan Bank (FHLB) advances	10,100	17,100
TOTAL LIABILITIES	975,772	905,659
SHAREHOLDERS' EQUITY
Common stock - $10 par value per share, 8,000,000 shares authorized; 5,180,000 and 5,330,000 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	57,366	55,546
Accumulated other comprehensive income	5,330	3,208
TOTAL SHAREHOLDERS' EQUITY BEFORE NONCONTROLLING INTEREST - PREFERRED STOCK OF SUBSIDIARY	114,496	112,054
Noncontrolling interest - preferred stock of subsidiary	95	95
TOTAL SHAREHOLDERS' EQUITY	114,591	112,149
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,090,363	$ 1,017,808